DIVIDENDS (Details) - Maxwill Pte Ltd [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Dividends on ordinary shares proposed and paid:
- Final tax-exempt (one-tier) dividend for 2022 and 2023	$ 0	$ 672
Dividends on ordinary shares proposed and paid	$ 0	$ 672